Other matters	6 Months Ended
Sep. 30, 2018
Other matters
Other matters

14   Other matters

Vodacom Group

On 11 June 2018, the Group announced that Vodacom intended to support incremental broad-based BEE (black economic empowerment) and ownership in Vodacom. The transaction completed in September 2018 and, as a result, Vodacom’s BEE ownership moved from Vodacom South Africa to Vodacom Group and Vodafone Group’s shareholding in Vodacom will fall from 64.5% to 60.5%.

Vodafone Greece

On 11 July 2018, Vodafone announced that Vodafone-Panafon Hellenic Telecommunications Company S.A. (‘Vodafone Greece’) had completed the acquisition of CYTA Telecommunications Hellas S.A. (“CYTA Hellas”), a provider of fixed and mobile telecommunication services in Greece, for a total enterprise value of €118 million.

Vodafone Spain

On 25 July 2018, Vodafone Spain acquired 90 MHz of contiguous spectrum in the 3700 MHz band for mobile data services in the Economic Ministry’s auction for a total cost of €198.1 million. The fee will be paid by 20 equal annual instalments at a 2.35% interest rate.

Vodafone Hutchison Australia

On 30 August 2018, Vodafone announced that Vodafone Hutchison Australia Pty Limited (“VHA”) and TPG Telecom Limited (“TPG”) had agreed a merger to establish a new fully integrated telecommunications operator in Australia (“MergeCo”). Vodafone and Hutchison Telecommunications (Australia) Limited (“HTAL”) will each own an economic interest of 25.05% in MergeCo, with TPG shareholders owning the remaining 49.9%.

In parallel to the merger agreement, TPG and VHA have signed a separate Joint Venture Agreement. The scope of the joint venture is to acquire, hold and licence 3.6 GHz spectrum.

It is anticipated that the merger will complete in 2019, subject to approval from TPG shareholders and regulatory authorities.

Vodafone Idea

On 31 August 2018, the Group completed both the agreement to combine Vodafone India with Idea Cellular to form Vodafone Idea and the separate purchase by the Aditya Birla Group of a 4.8% stake in Vodafone Idea from Vodafone Group for a total consideration of INR 26 billion (€0.3 billion).

After taking these proceeds into account, there is a net cash outflow  to India from Vodafone Group of INR60 billion (€0.8 billion). Following completion, Vodafone owns a 45.2% stake in Vodafone Idea and Aditya Birla Group owns a 26.0% stake, both on a fully diluted basis.

Board changes

On 9 November 2018, the Group announced the appointment of Sanjiv Ahuja as a Executive Director with immediate effect.